NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details)						1 Months Ended			12 Months Ended				13 Months Ended
	Jan. 04, 2018 shares	Jan. 03, 2018 shares	Nov. 01, 2017 USD ($) shares	Sep. 15, 2017 USD ($) shares	Mar. 01, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2002 USD ($)	Dec. 31, 2001 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Sep. 30, 2017 USD ($)
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Accounts Payable, Current						$ 637,557	$ 459,654		$ 637,557
Number of Notes								3
Debt Instrument, Face Amount								$ 1,617,881
Due to Related Parties						$ 58,600			$ 58,600
Debt Instrument, Interest Rate, Stated Percentage						5.00%			5.00%						5.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares									2,300,000	2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period (in Shares) | shares						1,977,500
Other Commitments, Description							the Company terminated a Distribution and License Agreement with a distributor due to lack of market development by the distributor.
Accounts Payable, Other, Current						$ 224,852	$ 224,852		$ 224,852
Minimum [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Notes Payable, Related Parties						122,500			122,500
Default Judgement [Member] | Rakas Litigation [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Accounts Payable, Current						$ 143,000			143,000
Operating Leases, Future Minimum Payments Due (in Dollars)															$ 21,300
Litigation Fees [Member] | Rakas Litigation [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Accounts Payable, Current							$ 21,308
Certified Laboratory Space [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals										$ 3,550
Subsequent Event [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount														$ 305,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Promissory Note 1 [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount								1,065,189
Promissory Note 2 [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount								444,583
Promissory Note 3 [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Face Amount								111,109
Accounts Payable- Related Party [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount								228,109
Accrued Expenses - Related Parties [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 1,389,772
Settlement Amount, September 2001 [Member] | Rakas Litigation [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party												$ 25,000
Settlement Amount, January 2002 [Member] | Default Judgement [Member] | Rakas Litigation [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Damages Sought, Value											$ 143,000
Building [Member] | Kalamazoo, Michigan [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals									$ 1,000
Former CEO [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Periodic Payment													$ 14,000
Former Director of Operations [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Instrument, Periodic Payment													$ 6,900
Chief Executive Officer [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Base Salary				$ 250,000	$ 225,000
Employment Agreement, Bonus Terms				an initial target bonus of up to 65% of annual base salary based on targets established by the Board of Directors	a potential target bonus of up to 50% of base salary based on performance goals determined by the Board of Directors of the Company
Employee-related Liabilities, Current																$ 123,750
Chief Executive Officer [Member] | Subsequent Event [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period (in Shares) | shares		1,000,000
Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares				1,000,000
Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares				1,000,000
Executive Vice President [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Base Salary			$ 175,000
Employment Agreement, Bonus Terms			an initial target bonus of up to 45% of his annual base salary based on targets established by the Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period (in Shares) | shares	300,000
Executive Vice President [Member] | Share-based Compensation Award, Tranche One [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares			300,000
Executive Vice President [Member] | Share-based Compensation Award, Tranche Two [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares			300,000